Financial Reporting Principles and Accounting Policies	12 Months Ended
Dec. 31, 2024
Disclosure of financial reporting principles and accounting policies [Abstract]
Financial Reporting Principles and Accounting Policies
Note 1 – Financial Reporting Principles and Accounting Policies

A.	The Reporting Entity

Kenon Holdings Ltd. (the “Company” or “Kenon”) was incorporated on March 7, 2014 in the Republic of Singapore under the Singapore Companies Act. Our principal place of business is located at 1 Temasek Avenue #37-02B, Millenia Tower, Singapore 039192.

The Company is a holding company and was incorporated to receive investments spun-off from their former parent company, Israel Corporation Ltd. (“IC”). The Company serves as the holding company of several businesses (together referred to as the “Group”).

Kenon shares are traded on New York Stock Exchange (“NYSE”) and on Tel Aviv Stock Exchange (“TASE”) (NYSE and TASE: KEN).

B.	Definitions
In these consolidated financial statements -

1.	Subsidiaries – companies whose financial statements are fully consolidated with those of Kenon, directly or indirectly.
2.	Associates – companies in which Kenon has significant influence and Kenon’s investment is stated, directly or indirectly, on the equity basis.
3.	Investee companies – subsidiaries and/or equity-accounted investees and/or long-term investment (Qoros).
4.	Related parties – within the meaning thereof in International Accounting Standard (“IAS”) 24 Related Parties.

OPC Energy Ltd. (“OPC”)

OPC is a subsidiary of the Group and is a publicly-traded company whose securities are listed on the TASE. OPC is engaged in three reportable segments:

i.
generation and supply of electricity and energy in Israel to private customers, Israel Electric Company (“IEC”) and Noga – The Israel Independent System Operator Ltd. (“System Operator” or “Noga’), including initiation, development, construction and operation of power plants and facilities for energy generation;

ii.	generation and supply of electricity and energy in the United States using renewable energy, including development, construction and management of renewable energy power plants; and
iii.
generation and supply of electricity and energy in the United States using conventional (natural gas) power plants, including development, construction and management of conventional energy power plants in the United States.